GOODWILL	12 Months Ended
Jun. 30, 2012
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]

NOTE 11 - GOODWILL

The changes in the carrying amount of goodwill are as follows:

	June 30,
	2011	2012

Balance at beginning of year	$-	$-
Goodwill acquired (note 3)	-	27,588,883
Impairment losses	-	-

Balance at end of year	$-	$27,588,883